OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Government authorities	$ 32	$ 27
Prepaid expenses	27	25
Lease deposits	29	4
Others	13	18
Total	$ 101	$ 74